INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 1,175	$ 916	$ 786
2019	897
2020	888
2021	850
2022	673
2023	227
2024 and thereafter	110
Intangible assets, net	$ 3,645	$ 4,303